16. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Pursuant to FASB ASC 855, Management has evaluated all events and transactions that occurred from March 31, 2014 through the date of issuance of these financial statements. During this period, we did not have any significant subsequent events, except as disclosed below:

On April 2, 2014, we filed a certificate of amendment to our Articles of Incorporation to affect a reverse split of our issued and outstanding common stock on a one-for-one hundred basis. The reverse stock split was effective with FINRA (Financial Industry Regulatory Authority) on April 7, 2014. All common stock share and per share information in this Form 10-Q, including the accompanying consolidated financial statements and notes thereto, have been adjusted to reflect retrospective application of the reverse split, unless otherwise indicated

On April 24, 2014, the Company entered into an agreement for musical composition administration services with a third party for which the Company received an advance of $250,000.

On April 25, 2014, the Company entered agreement with a Chardan Capital Markets LLC (“Chardan”) for placement agent and financial advisory services. As consideration for these services, the Company will pay the counterparty cash as well as a warrant to purchase shares of the Company’s common stock equal to 10% of securities sold in such capital raise.

On May 1, 2014, the Company authorized the issuance of 30,000 shares of common stock to a third party for creative design and development services.

On May 15, 2014, Klaus Moeller resigned from the Board of the Directors of the Company. Mr. Moeller did not resign due to any disagreement with the Company or its management regarding any matters relating to the Company's operations, policies or practices.

On May 15, 2014, the Company’s Board of Directors appointed P. Clark Hallren as a director of the Company. Mr. Hallren has no family relationship with any of the executive officers or directors of the Company. There are no arrangements or understandings between Mr. Hallren and any other person pursuant to which he was appointed as a director of the Company.

On May 14, 2014, the Company entered into securities purchase agreements (the “Purchase Agreements”) with certain accredited investors (the “Investors”) pursuant to which the Company sold an aggregate of 6,000 shares of its newly designated Series A Convertible Preferred Stock (the “Series A Preferred Stock”) at a price of $1,000 per share (the “Private Placement”) for gross proceeds to the Company of $6,000,000. The closing of the Private Placement was subject to certain customary closing conditions and closed on May 15, 2014.

Each share of Series A Preferred Stock is convertible into shares of the Company’s common stock, par value $0.001 per share based on a conversion calculation equal to the Base Amount divided by the conversion price. The Base Amount is defined as the sum of (i) the aggregate stated value of the Series A Preferred Stock to be converted and (ii) all unpaid dividends thereon. The stated value of each share of the Series A Preferred Stock is $1,000 and the initial conversion price is $2.00 per share, subject to adjustment in the event of stock splits, dividends and recapitalizations. Additionally, in the event the Company issues shares of its common stock or common stock equivalents at a per share price that is lower than the conversion price then in effect, the conversion price shall be adjusted to such lower price, subject to certain exceptions. The Company is prohibited from effecting a conversion of the Series A Preferred Stock to the extent that as a result of such conversion, the Investor would beneficially own more than 9.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series A Preferred Stock. The shares of Series A Preferred Stock bear no interest and shall not possess any voting rights.

In connection with the Private Placement, investors holding a majority of the securities sold in the Company’s November 2013 and January 2014 private placement waived the Company’s registration rights obligations and any accrued liquidated damages associated therewith.

Chardan acted as sole placement agent in the Private Placement in consideration for which Chardan received a cash fee of $535,000 and a warrant to purchase up to 300,000 shares of the Company’s common stock at an exercise price of $2.00 per share.

Pursuant to FASB ASC 855, Management has evaluated all events and transactions that occurred from December 31, 2013 through the date of issuance of these financial statements. During this period, we did not have any significant subsequent events, except as disclosed below:

On January 17, 2014, the Company entered into an exclusive long-term agreement with Sony DADC, the optical disc manufacturing and fulfillment arm of Sony, to provide all CD, DVD and BD replication, packaging and distribution to Genius Brands International’s direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disc replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from Sony DADC. As consideration for these minimum order levels, the Company will receive a total of $1,500,000, $750,000 of which was received during the first quarter of 2014 with the remaining $750,000 due by January 17, 2015.

On February 24, 2014, the Company repaid a portion of the Member Advances to its Chief Executive Officer, Andrew Heyward, in the amount of $100,000.

On February 27, 2014, William McDonough resigned from his position as a director of the Company. Mr. McDonough did not resign due to any disagreement with the Company or its management regarding any matters relating to the Company's operations, policies or practices.

On February 27, 2014, the Company’s Board of Directors appointed Anthony Thomopoulos as a director of the Company. Mr. Thomopoulos has no family relationship with any of the executive officers or directors of the Company.  There are no arrangements or understandings between Mr. Thomopoulos and any other person pursuant to which he was appointed as a director of the Company.

On March 7, 2014, Jeanene Morgan resigned from her position as Chief Financial Officer of the Company.

On March 12, 2014, the Company appointed Richard Staves as its interim Chief Financial Officer. Mr. Staves previously served as the Chief Financial Officer of A Squared Entertainment LLC, which was acquired by the Company on November 15, 2013, from January 2011 to November 2011 and from June 2012 and November 2013. Mr. Staves has no family relationship with any of the executive officers or directors of the Company.  There are no arrangements or understandings between Mr. Staves and any other person pursuant to which he was appointed as an officer of the Company.

On April 2, 2014, we filed a certificate of amendment to our Articles of Incorporation to affect a reverse split of our issued and outstanding common stock on a one-for-one hundred basis. The reverse stock split was effective with FINRA (Financial Industry Regulatory Authority) on April 7, 2014. All common stock share and per share information in this Form 10K, including the accompanying consolidated financial statements and notes thereto, have been adjusted to reflect retrospective application of the reverse split, unless otherwise indicated

Subsequent to December 31, 2013, the Company issued 102,858 shares of the Company’s common stock in a private placement to certain investors at $3.50 per share. The Company received gross proceeds of $360,000. Additionally, the Company issued 8,143 shares of common stock valued at $28,500, or $3.50 per share, as an extinguishment of an accounts payable balance for services rendered in relation to the private placement.